Share-based payments (Details)				1 Months Ended							12 Months Ended
	Dec. 20, 2019 Y	Nov. 25, 2019	May 17, 2017 shares	Dec. 31, 2019 EquityInstruments Y € / shares	Nov. 30, 2019 Y € / shares	Jun. 30, 2019 Y € / shares	Dec. 31, 2018 EquityInstruments Y € / shares	Jun. 30, 2018 Y € / shares	Dec. 31, 2017 EquityInstruments Y € / shares	Jun. 30, 2017 Y € / shares	Dec. 31, 2019 EquityInstruments € / shares shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Dec. 31, 2016 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options expired											0	0	0
Exercised											419,317	319,671	203,412
Forfeited											124,437	46,369	2,369
Number of shares on conversion | shares			1								1
Vesting period		36 months									24 months
Exercise price per stock options | € / shares				€ 135.75	€ 113.49	€ 113.49	€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 135.75	€ 86.32	€ 21.17
Outstanding stock options				4,358,069			3,536,651		2,862,216		4,358,069	3,536,651	2,862,216	2,293,636
Time period for beneficiaries to choose contractual term (in days)	60 days
Option life (in years) | Y				6.50	6.50	8.59	7.83	7.36	10	10
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%									33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		2.80%									4.16%
Percentage of stock options granted		75.00%									67.00%
3.95 | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 3.95							€ 3.95
Outstanding stock options				7,210			18,200		36,960		7,210	18,200	36,960
3.95 | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 3.95							€ 3.95
Outstanding stock options									2,850				2,850
3.95 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 3.95							€ 3.95
Outstanding stock options				6,238			6,895		15,692		6,238	6,895	15,692
2.44 - Expiry date 2024 option 1 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 2.44							€ 2.44
Outstanding stock options				211,769			294,400		314,593		211,769	294,400	314,593
2.44 - Expiry date 2024 option 2 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 2.44							€ 2.44
Outstanding stock options				96,696			117,733		135,890		96,696	117,733	135,890
2.44 - Expiry date 2024 option 3 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 2.44							€ 2.44
Outstanding stock options				6,000			26,970		83,820		6,000	26,970	83,820
2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised												3,566
7.17 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 7.17							€ 7.17
Outstanding stock options				335,067			407,061		516,100		335,067	407,061	516,100
11.44 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 11.44							€ 11.44
Outstanding stock options				39,000			39,000		39,000		39,000	39,000	39,000
10.34 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 10.34							€ 10.34
Outstanding stock options				3,000			3,000		3,000		3,000	3,000	3,000
9.47 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 9.47							€ 9.47
Outstanding stock options				185,832			226,323		235,514		185,832	226,323	235,514
11.38 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 11.38							€ 11.38
Outstanding stock options				45,000			50,415		60,000		45,000	50,415	60,000
113.39 | 2019 | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 113.49							€ 113.49
Outstanding stock options				279,760							279,760
113.39 | 2019 | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 113.49							€ 113.49
Outstanding stock options				19,800							19,800
113.39 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 113.49							€ 113.49
Outstanding stock options				111,690							111,690
135.75 | 2024/2029
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 135.75							€ 135.75
Outstanding stock options				921,885							921,885
11.47 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 11.47							€ 11.47
Outstanding stock options				219,791			257,616		282,310		219,791	257,616	282,310
14.13 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 14.13							€ 14.13
Outstanding stock options				258,746			315,102		362,126		258,746	315,102	362,126
18.41 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 18.41							€ 18.41
Outstanding stock options				108,613			114,019		120,536		108,613	114,019	120,536
21.17 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 21.17							€ 21.17
Outstanding stock options				565,798			628,292		653,825		565,798	628,292	653,825
80.82 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 80.82							€ 80.82
Outstanding stock options				94,100			94,600				94,100	94,600
80.82 | 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 80.82							€ 80.82
Outstanding stock options				73,100			75,450				73,100	75,450
86.32 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 86.32							€ 86.32
Outstanding stock options				366,260			369,760				366,260	369,760
86.32 | 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | € / shares				€ 86.32							€ 86.32
Outstanding stock options				402,714			491,815				402,714	491,815
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | Y	10
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | Y	5